Equity - Treasury shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity
At January 1 (in shares)	2,132,325	2,251,123	2,396,015
Transfer of treasury shares to executives and key employees	(91,509)	(118,798)	(144,892)
At December 31 (in shares)	2,040,816	2,132,325	2,251,123
As at January 1	$ 4,094	$ 4,322	$ 4,600
Transfer of treasury shares to executives and key employees	(176)	(228)	(278)
As at December 31	$ 3,918	$ 4,094	$ 4,322